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                                 United States

                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

                  Report for the Quarter Ended March 31, 2012

             Check here if Amendment [_]: Amendment Number: ______
                       This Amendment (Check only one):
                             [_] is a restatement.
                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                       The Hanover Insurance Group, Inc.
                              440 Lincoln Street
                                  Worcester,
                                      MA
                                     01653

Form 13F File Number: 028-05087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
Chief Investment Officer
508-855-3856

Signature, Place and Date Signing:

/s/ Ann K. Tripp
-------------------------
Ann K. Tripp
Worcester,
MA

05/10/2012
Date

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  None

Form 13F Information Table Value Total:  None

List of Other Included Managers:


                       OPUS INVESTMENT MANAGEMENT, INC.
                              440 Lincoln Street
                                  Worcester,
                                      MA
                                     01653

Form 13F File Number: 028-05067